Acquisitions (Details Narrative) $ / shares in Units, $ in Thousands		8 Months Ended	12 Months Ended
	Mar. 20, 2024 CAD ($) $ / shares shares	Jun. 30, 2024 CAD ($)	Jun. 30, 2025 CAD ($)	Jun. 30, 2025 CAD ($)	Jun. 30, 2024 CAD ($) shares	Nov. 01, 2023 CAD ($)	Oct. 23, 2023 CAD ($) shares	Jun. 20, 2023 CAD ($)	Nov. 04, 2022
IfrsStatementLineItems [Line Items]
Total consideration								$ 461
Percentage of shares issued and outstanding									20.00%
Contributed revenue				$ 41,531	$ 58,377
Net loss				(31,116)	(3,577)
Loss on investments				3,385	1,125
Outstanding unbilled revenue
Consideration of cash						$ 2,499
Contributed revenue acauiree, acquisition					58,580
Net loss acauiree, acquisition					4,251
Solar Flow Through Funsd Ltd [member]
IfrsStatementLineItems [Line Items]
Total consideration	$ 45,000
Weighted average trading price | $ / shares	$ 7.14
Acquisition costs				$ 15
Contributed revenue			$ 8,417
Net loss			32,495
Fair value of the previously held equity interest	$ 2,339
Loss on investments	2,813
Outstanding unbilled revenue			$ 572
Gains on fair value of CVR liabilities	7,195
Consideration of cash	32,503
Solar Flow Through Funsd Ltd [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Total consideration	$ 41,800
OFIT [member]
IfrsStatementLineItems [Line Items]
Consideration of cash							$ 433
Consideration of common shares | shares							278,875
OFIT RT [member]
IfrsStatementLineItems [Line Items]
Contributed revenue		$ 143
Net loss		60
Consideration of cash						$ 668
Acquired ownership percentage						49.90%
OFIT GM [member]
IfrsStatementLineItems [Line Items]
Contributed revenue		366
Net loss		$ 160
Consideration of cash						$ 1,831
Acquired ownership percentage						49.90%
OFITGM and OFITRT [member]
IfrsStatementLineItems [Line Items]
Contributed revenue acauiree, acquisition					712
Net loss acauiree, acquisition					$ 894
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued on acquisition | shares					278,875
Ordinary shares [member] | Solar Flow Through Funsd Ltd [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Number of shares issued on acquisition | shares	5,859,561
Percentage of shares issued and outstanding	84.18%
Power Bank Shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued for upfront payments | shares	3,575,632
Number of shares issued in the form of contingent value rights | shares	2,283,929
Additional information about nature and financial effect of business combination	On satisfaction of the CVR Conditions, the BESS portfolio shall be revalued and PowerBank shall then issue PowerBank Shares having an aggregate value that is equal to the lesser of (i) $16,310 and (ii) the final valuation of the BESS portfolio determined by a third party financial valuator plus the sale proceeds of any portion of the BESS portfolio that may be sold, in either case divided by the Agreement Date VWAP.
Share price | $ / shares	$ 8.01